Loans and asset quality- Lost Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 2	$ 5	$ 2
Amount by which interest income would have increased if nonperforming loans at period-end had been performing for the entire period	9	15	17
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	0	0	0
Amount by which interest income would have increased if nonperforming loans at period-end had been performing for the entire period	$ 0	$ 0	$ 0